Arc Light Apartments San Francisco, CA LIUNA Leadership Conference August 6, 2022

Overview Long History and Track Record Investment Strategy Active Impact Investing Summary of the HIT » $6.4 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » Affordable housing creation and preservation » Union construction jobs creation » Successful ESG record creating economic impacts that benefit underserved communities » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 27 years experience, 18 years at HIT » Record of consistent and competitive returns » Focus on high credit quality multifamily mortgage securities » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 1 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2022 was - 10 . 14% , - 1 . 25% , 0 . 65% , and 1 . 36% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of June 30 , 2022 , unless otherwise denoted .

Underproduction of Housing in the U.S. is Growing more Severe and Widespread 2 Source: Up For Growth 2022 Report

The U.S. Faces an Affordable Housing Crisis x COVID - 19 pandemic exacerbated existing affordability crisis and threatened the housing security of millions of struggling households x Much of the country lacks a sufficient supply of affordable rentals, particularly for extremely low - income households 3 0 5 10 15 20 25 30 35 0 2 4 6 8 10 12 14 2011 2012 2013 2014 2015 2016 2017 2018 2019 Number of Low-Rent Units Low-Rent Units as Share of Rental Stock (Right scale) Notes: Low - rent units have contract rents under $600. Rents are inflated to 2019 dollars using the CPI - U Less Shelter. No - cash u nits are excluded. Source: JCHS tabulations of U.S. Census Bureau, American Community Survey 1 - Year Estimates. The Stock of Low - Rent Units Continues to Shrink Units Renting for Under $600 (Millions) Share of Rental Stock (Percent)

Inflation Remains Elevated Source: Bureau of Labor Statistics x Elevated energy, food and higher transportation costs continue to impact consumers and businesses CPI Breakdowns: YOY% Change 2021 - Jun 2021 - Jul 2021 - Aug 2021 - Sep 2021 - Oct 2021 - Nov 2021 - Dec 2022 - Jan 2022 - Feb 2022 - Mar 2022 - Apr 2022 - May 2022 - Jun All Items 5.4 5.4 5.3 5.4 6.2 6.8 7.0 7.5 7.9 8.5 8.3 8.6 9.1 All Items less Food and Energy 4.5 4.3 4.0 4.0 4.6 4.9 5.5 6.0 6.4 6.5 6.2 6.0 5.9 Food 2.4 3.4 3.7 4.6 5.3 6.1 6.3 7.0 7.9 8.8 9.4 10.1 10.4 Food at Home 0.9 2.6 3.0 4.5 5.4 6.4 6.5 7.4 8.6 10.0 10.8 11.9 12.2 Food away from home 4.2 4.6 4.7 4.7 5.3 5.8 6.0 6.4 6.8 6.9 7.2 7.4 7.7 Energy 24.5 23.8 25.0 24.8 30.0 33.3 29.3 27.0 25.6 32.0 30.3 34.6 41.6 Energy commodities 44.2 41.2 41.9 41.7 49.5 57.5 48.9 39.9 37.9 48.3 44.7 50.3 60.6 Motor fuel 44.8 41.6 42.5 42.0 49.6 58.0 49.5 40.0 38.1 48.2 44.0 49.1 60.2 Transportation less fuel 20.3 19.8 17.2 14.9 16.5 19.2 21.8 23.4 23.9 21.8 17.2 14.1 9.5 New cars 5.3 6.4 7.6 8.7 9.8 11.1 11.8 12.2 12.4 12.5 13.2 12.6 11.4 Used cars 45.2 41.7 31.9 24.4 26.4 31.4 37.3 40.5 41.2 35.3 22.7 16.1 7.1 Airfare 24.6 19.0 6.7 0.8 - 4.6 - 3.7 1.4 4.9 12.7 23.6 33.3 37.8 34.1 Shelter 2.6 2.8 2.8 3.2 3.5 3.8 4.1 4.4 4.7 5.0 5.1 5.5 5.6 Rent of primary residence 1.9 1.9 2.1 2.4 2.7 3.0 3.3 3.8 4.2 4.4 4.8 5.2 5.8 Owners' equivalent rent 2.3 2.4 2.6 2.9 3.1 3.5 3.8 4.1 4.3 4.5 4.8 5.1 5.5 Apparel 4.9 4.2 4.2 3.4 4.3 5.0 5.8 5.3 6.6 6.8 5.4 5.0 5.2 Medical Care Service 1.0 0.8 1.0 0.9 1.7 2.1 2.5 2.7 2.4 2.9 3.5 4.0 4.8 Physicians' services 4.1 3.9 3.9 3.8 3.9 4.3 4.3 2.6 0.5 0.7 1.2 1.1 1.0 Hospital services 2.4 2.8 3.5 3.2 4.0 3.5 3.3 3.6 3.4 3.3 3.6 3.9 3.9 Medical Care Commodities - 2.2 - 2.1 - 2.5 - 1.6 - 0.4 0.2 0.4 1.4 2.5 2.7 2.1 2.4 3.2 Recreation Commodities 3.2 3.2 3.3 3.5 4.0 3.9 3.3 4.1 4.6 4.7 4.0 3.8 4.5 Pets and pet produces 1.1 2.4 1.1 2.8 3.7 2.8 2.7 3.7 5.2 6.9 7.2 8.3 9.7 Sporting goods 7.5 5.7 7.6 7.5 8.7 8.4 6.3 8.2 7.1 7.9 7.5 5.7 5.3 Ed. & Info Tech Commodities - 1.2 - 0.2 - 0.5 2.6 2.5 0.9 0.2 0.8 0.3 1.3 - 4.0 - 6.0 - 5.7 Education books and supplies 2.5 2.6 0.4 0.3 0.4 0.2 - 0.4 2.6 0.8 3.8 2.2 3.7 3.7 Information tech commodities - 2.1 - 0.9 - 0.7 3.2 3.1 1.2 0.3 0.7 0.6 1.3 - 4.7 - 7.1 - 6.7 Computers 2.3 3.7 3.4 8.5 8.4 4.8 2.8 3.5 4.6 7.6 0.2 - 1.8 - 0.6 Computers software - 0.1 - 3.3 - 1.2 1.0 3.6 - 2.3 - 3.4 - 2.0 - 2.2 - 4.7 - 4.2 - 3.9 0.1 Telephone hardware, calc, etc. - 17.8 - 16.6 - 15.0 - 14.5 - 15.1 - 11.5 - 8.5 - 7.1 - 7.7 - 9.0 - 11.4 - 13.2 - 13.0 Smartphones - 18.5 - 18.4 - 18.1 - 19.6 - 20.7 - 16.0 - 14.1 - 13.3 - 13.2 - 13.5 - 16.1 - 19.9 - 20.0 4

Sharp Rise in Apartment Rents 5 Source: Apartment List $1,000 $1,050 $1,100 $1,150 $1,200 $1,250 $1,300 $1,350 $1,400

Even in the Most Affordable States, Renters Face Cost Burdens 6 Notes: Cost - burdened households pay more than 30% of income for housing. Households with zero or negative income are assumed to be burdened, while households paying no cash rent are assumed to be without burdens. Source: JCHS tabulations of US Census Bureau, 2019 American Community Survey 1 - Year Estimates. Share of Cost - Burdened Renters (Percent) Under 40 (Down to 38) 40 – 44 45 – 49 50 and Over (Up to 54)

Labor has a Long History in Supporting the Construction of Affordable Housing 7 x In New York, more than 100,000 New Yorkers currently live in apartments built by the labor movement from 1923 to 1974 x Across the country, the HIT has 44 projects currently under construction, generating 7,208 units of housing (60% affordable or workforce housing)* http://inthesetimes.com/features/unions - housing - crisis - labor - coop - apartments - new - york - homeless - rent - control.html * Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an inpu t - o utput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of June 30, 2022. Economic impact data is in 2021 dollar s a nd all other figures are nominal.

HIT’s Nationwide Economic Impact of Investments 1984 – 2022 Q2 Ventana Residences San Francisco, CA The Couture Milwaukee, WI *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 575 $10.2 B $18.9 B $39.4 B $16.2 B 191.7 M 214,556 124,118 Projects in HIT Investment, including New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $8.2B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 8 Ladder 260 Minneapolis, MN Brooklyn Crossing (18 th Sixth Avenue at Pacific Park), Brooklyn, NY Jazzie Collins Apartments (53 Colton) San Francisco, CA Southern Hills/Orlando Decatur, IL

Laborers Estimated Hours of Work on HIT Projects* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . Since Inception (1984 – Present) Total hours of work generated for laborers: 25.0 million Total hours of union work generated: 191.7 million 9

10 Projects Committed/In Construction *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2022 . Economic impact data is in 20 20 dollars and all other figures are nominal .

How Labor Can Continue to Support the Creation of Affordable Housing x Pension capital offers a significant resource to help alleviate the shortage of affordable housing x Advocate to investment consultants and advisors x Identify potential projects – refer future deal opportunities to the HIT x Actively support legislation to promote more union - built affordable housing projects x Advocate for reinstatement of HUD Three Year Rule 11

Seek Support for Worker - Friendly Policies on Housing and Job Creation x Gain national, state and local executive legislative support for union - and affordable housing - friendly policies and programs x Incentivize communities and developers to make long - term commitment to affordable housing construction and responsible workforce development x Promote use of apprentices enrolled in state - registered joint labor/management apprenticeship programs, and contractors who have made a long - term commitment to registered apprenticeship programs x Leverage long term responsible pension fund investment to increase affordable rental housing and sustainable, equitable job creation 12

Jazzie Collins Apartments (53 Colton) | San Francisco, CA x $53M new construction x 96 units of permanent supportive housing x Part of a multi - phase redevelopment plan spearheaded by UA Local 38 Plumbers & Pipefitters – features a new union hall, market - rate and affordable housing, neighborhood retail and a publicly accessible park. x Capital sources include low - income housing tax credits equity, construction loan participation, city annual operating subsidy and long - term permanent loan from the state 13

Electchester Housing Companies | Queens, NY x 2,399 units in 38 buildings in Flushing x Limited dividend non - profit, developed by non - profit affiliate of IBEW Local 3 x Built between 1953 and 1966 and in need of major capital improvements x Home to more than 5,000 people – nearly 50% still have ties to IBEW x $49M moderate rehabilitation and refinance 14

Granada Senior Apartments | San Antonio, TX x $63M substantial rehab x 321,480 Hours of Union Construction Work x 265 units of senior housing x The nonprofit sponsor, the Granada Trades Council Housing, is an affiliate of the San Antonio Building and Construction Trades Council, which has owned, managed, and operated the property since 1968. 15

Successful Investment in Housing Benefit Investors and Communities Pension Plans have the ability to benefit from the triple bottom line of: 1. Achieving competitive returns 2. Addressing the affordable housing crisis 3. Creating good - paying jobs and impacting communities 16

17 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . Chang Suh, CFA , CEO and Chief Investment Officer csuh@aflcio - hit.com www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055